INCOME TAXES (Tables)	12 Months Ended
Apr. 30, 2016
Income Tax Disclosure [Abstract]
Reconciliation Of The Income Tax Provision
	2016 $	2015 $

Statutory tax rate	26.00%	26.00%

Loss before income taxes	(4,601,846)	(2,006,836)

Expected income tax recovery	(1,196,000)	(522,000)
Increase (decrease) in income tax recovery resulting from:
Derivative liability	(265,000)	(584,000)
Other permanent differences	126,000	118,000
Share issue costs	(106,000)	(44,000)
Effect of change in statutory rate and other	-	37,000
Foreign income taxed at foreign rate	(277,000)	(195,000)
Impact of over-provision in previous year	-	68,000
Increase in valuation allowance	1,718,000	1,122,000

Income tax expense	-	-

Deferred Income Tax Assets And Liabilities
	2016 $	2015 $

Deferred income tax assets (liabilities)
Operating losses carried forward	7,455,000	6,033,000
Resource property	1,284,000	1,048,000
Capital assets	3,000	1,000
Share issuance costs	140,000	82,000
Other	18,000	18,000
Valuation allowance	(8,900,000)	(7,182,000)

Net deferred income tax asset	-	-